Supplemental Disclosure of Cash Flow Information	12 Months Ended
Jul. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information
 Note 15 - Supplemental Disclosure of Cash Flow Information:

	For the Years Ended July 31,
	2013	2012	2011
Cash paid during the year for:
Interest	$327,722	$592,525	$208,906
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2013
Issuance of common stock as payment of dividends on preferred stock	$886,950

Year Ended July 31, 2012
Issuance of common stock as payment of dividends on preferred stock	$485,190

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867